Valuation and Qualifying Accounts and Reserves (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Allowance for doubtful receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 935	¥ 1,010	¥ 1,129
Additions Charged to costs and expenses	131	223	152
Deductions	(269)	(235)	(289)
Translation adjustments	(44)	(63)	18
Balance at end of year	753	935	1,010
Deferred income tax assets valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	1,640	2,021	329
Additions Charged to costs and expenses	40	621	1,704
Deductions	(1,085)	(1,010)	(15)
Translation adjustments	(38)	8	3
Balance at end of year	557	1,640	2,021
Volume-based rebates
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	3,803	3,013	3,064
Additions Charged to other accounts	10,223	8,736	7,738
Deductions	(9,770)	(7,835)	(7,672)
Translation adjustments	(113)	(111)	(117)
Balance at end of year	4,143	3,803	3,013
Cooperative advertisings
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	413	356	189
Additions Charged to other accounts	2,269	2,296	1,704
Deductions	(2,252)	(2,209)	(1,544)
Translation adjustments	(14)	(30)	7
Balance at end of year	416	413	356
Cash discounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	344	487	340
Additions Charged to other accounts	5,310	5,069	4,420
Deductions	(5,170)	(5,184)	(4,281)
Translation adjustments	(2)	(28)	8
Balance at end of year	¥ 482	¥ 344	¥ 487